Consolidated statement of cash flows (Parenthetical) - EUR (€) € in Millions	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Consolidated statement of cash flows
Cash inflow on derivative financial instruments	€ 58	€ 9
Cash and cash equivalents in consolidated statement of financial position	7,496	5,821
Bank overdrafts	€ 125	€ 31